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                                                  PROSPECTUS SUPPLEMENT

                                                  September 15, 2005

MORGAN STANLEY INSTITUTIONAL FUND, INC.

The first sentence of the section of the Portfolio's Prospectus titled "FOCUS EQUITY PORTFOLIO--APPROACH" is hereby deleted and replaced with the following:

     The Adviser seeks to maximize capital appreciation by investing primarily in growth-oriented equity securities of U.S. and foreign companies.

The second paragraph of the section of the Portfolio's Prospectus titled "FOCUS EQUITY PORTFOLIO--APPROACH" is hereby deleted and replaced with the following:

     The Adviser may invest up to 25% of the Portfolio's net assets in foreign securities, including emerging market securities classified as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), American Depositary Shares (ADSs) or Global Depositary Shares (GDSs), foreign U.S. dollar-denominated securities that are traded on a U.S. exchange or local shares of emerging market countries.

The first sentence of the section of the Portfolio's Prospectus titled "SMALL COMPANY GROWTH PORTFOLIO--APPROACH" is hereby deleted and replaced with the following:

     The Adviser seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small U.S. and foreign companies.

The following paragraph is hereby added at the end of the section of the Portfolio's Prospectus titled "SMALL COMPANY GROWTH PORTFOLIO--APPROACH":

     The Adviser may invest up to 25% of the Portfolio's net assets in foreign securities, including emerging market securities classified as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), American Depositary Shares (ADSs) or Global Depositary Shares (GDSs), foreign U.S. dollar-denominated securities that are traded on a U.S. exchange or local shares of emerging market countries.

The last sentence of the third paragraph of the section of the Portfolio's Prospectus titled "SMALL COMPANY GROWTH PORTFOLIO--PROCESS" is hereby deleted.

[SIDENOTE]

SUPPLEMENT DATED SEPTEMBER 15, 2005 TO THE PROSPECTUS DATED APRIL 29, 2005 OF:

FOCUS EQUITY PORTFOLIO SMALL COMPANY GROWTH PORTFOLIO


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.